Shareholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Foreign currency translation	$ 10,815	$ 10,253
Total	$ 10,815	$ 10,253